ORGANIZATION AND DESCRIPTION OF OUR COMPANY - Additional Information (Details)	Jun. 30, 2022	Mar. 30, 2020
Disclosure of corporate information [line items]
Class A shares to Limited Partner units, conversion ratio		0.11
Parent
Disclosure of corporate information [line items]
Class A shares to Limited Partner units, conversion ratio	1